Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued payroll and welfare	$ 22,934,110	$ 25,221,153
Advertising expenses payable	2,155,565	1,713,841
Income taxes payable	555,089	740,975
Others	4,705,356	4,728,903
Accrued expenses and other current liabilities	$ 30,350,120	$ 32,404,872